Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Balanced Fund
Supplement dated April 29, 2024
to Currently Effective Prospectuses
Effective immediately, the disclosure in Janus Henderson Balanced Fund’s (the “Fund”) prospectuses has been updated to reflect an increase in the Fund’s maximum equity allocation range from 65% to 70%. The Fund will continue to normally invest at least 25% of its assets in fixed-income senior securities.
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by normally investing 35‑70% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents.
In addition, effective immediately, the prospectuses for the Fund are revised as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding bullet point after the table in its entirety:
•
The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). Effective July 9, 2009, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%).

Please retain this Supplement with your records.

Janus Henderson Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Balanced Fund
Supplement dated April 29, 2024
to Currently Effective Prospectuses
Effective immediately, the disclosure in Janus Henderson Balanced Fund’s (the “Fund”) prospectuses has been updated to reflect an increase in the Fund’s maximum equity allocation range from 65% to 70%. The Fund will continue to normally invest at least 25% of its assets in fixed-income senior securities.
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by normally investing 35‑70% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents.
In addition, effective immediately, the prospectuses for the Fund are revised as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding bullet point after the table in its entirety:
•
The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). Effective July 9, 2009, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%).

Please retain this Supplement with your records.